Derivative instruments (Narrative) (Details) $ in Thousands, R$ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017 BRL (R$) instrument	Apr. 30, 2017 USD ($) instrument	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2017 instrument	Mar. 29, 2016 BRL (R$) instrument	Mar. 29, 2016 USD ($) instrument
Derivative [Line Items]
Interest paid			$ 55,400	$ 53,206	$ 76,605
Interest expense			52,868	68,357	66,880
Derivatives Not Designated as Hedging Instrument | Forward Contracts
Derivative [Line Items]
Payments for derivative instrument			81	1,156
Subsidiaries | Secured Loan Agreement
Derivative [Line Items]
Interest expense, debt			0	2,570	6,519
Subsidiaries | Secured Loan Agreement | Cross-Currency Interest Rate Swaps
Derivative [Line Items]
Number of instruments held | instrument							5	5
Notional amount of derivative							R$ 613.9	$ 167,300
Accrued interest				6,921	18,177
Interest expense				9,491	24,696
Subsidiaries | CDI | Secured Loan Agreement | Cross-Currency Interest Rate Swaps
Derivative [Line Items]
Basis point spread on variable rate (as a percent)							4.50%	4.50%
Cash Flow Hedging | Forward Contracts
Derivative [Line Items]
Net collections (payments) to derivative instrument hedges			75	(1,236)	(1,307)
Cash Flow Hedging | Cross-Currency Interest Rate Swaps
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)						73.00%
Interest paid			10,671	6,163	2,795
Cash Flow Hedging | Call Spread
Derivative [Line Items]
Number of instruments held | instrument	2	2
Cash Flow Hedging | Coupon-only Swap
Derivative [Line Items]
Number of instruments held | instrument	2	2
Interest paid			2,900	1,390
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Forward Contracts
Derivative [Line Items]
Notional amount outstanding			$ 24,145
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Cross-Currency Interest Rate Swaps
Derivative [Line Items]
Number of instruments held | instrument						3
Cash Flow Hedging | Subsidiaries | Cross-Currency Interest Rate Swaps
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Cash Flow Hedging | Subsidiaries | Call Spread
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Cash Flow Hedging | Subsidiaries | Coupon-only Swap
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Fair Value Hedging | Subsidiaries | Secured Loan Agreement
Derivative [Line Items]
Interest expense, debt				2,570	6,519
Fair Value Hedging | Subsidiaries | Secured Loan Agreement | Cross-Currency Interest Rate Swaps
Derivative [Line Items]
Number of instruments held | instrument							5	5
Interest paid		$ 900
Notional amount of derivative							R$ 613.9	$ 167,300
Payments for derivative instrument	R$ 122.7	$ 39,100
Accrued interest				6,921	18,177
Interest expense				$ 9,491	$ 24,696
Fair Value Hedging | Subsidiaries | CDI | Secured Loan Agreement | Cross-Currency Interest Rate Swaps
Derivative [Line Items]
Basis point spread on variable rate (as a percent)							4.50%	4.50%